Schedule of loss per share (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Net loss	$ (471,424)	$ (629,254)	$ (94,979,338)	$ (2,391,812)
Loss attributable to ordinary shareholders			$ (94,979,338)	$ (2,391,812)
Weighted average number of ordinary shares	14,000,514	6,378,267	6,466,527	6,378,267
Loss per share - Basic	$ (0.03)	$ (0.10)	$ (14.69)	$ (0.37)
Loss per share - Diluted	$ (0.03)	$ (0.10)	$ (14.69)	$ (0.37)